INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Income before income taxes
Canada	57,922	(30,524)	10,570
United States	(74,002)	(33,205)	61,377
PRC including Hong Kong	152,588	173,266	178,050
Japan	7,981	28,164	27,555
United Kingdom	(25,781)	403	29,977
Other	(35,457)	5,830	(3,129)
	83,251	143,934	304,400
Current tax
Canada	610	346	(1,846)
United States	96,172	(54,482)	(14,786)
PRC including Hong Kong	29,181	(7,383)	27,285
Japan	3,381	31,266	5,325
United Kingdom	(206)	—	696
Other	(9,263)	(8,008)	1,701
	119,875	(38,261)	18,375
Deferred tax
Canada	6,366	(6,464)	12,117
United States	(74,562)	67,426	32,696
PRC including Hong Kong	(31,731)	23,452	2,653
Japan	361	(4,499)	(3,381)
United Kingdom	—	(353)	915
Other	(2,333)	(350)	(1,406)
	(101,899)	79,212	43,594
Total income tax expense
Canada	6,976	(6,118)	10,271
United States	21,610	12,944	17,910
PRC including Hong Kong	(2,550)	16,069	29,938
Japan	3,742	26,767	1,944
United Kingdom	(206)	(353)	1,611
Other	(11,596)	(8,358)	295
	17,976	40,951	61,969

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning balance	9,490	5,684	6,181
Addition for tax positions related to the current year	1,376	1,376	9,806
Reductions for tax positions from prior years/Statute of limitations expirations	(5,436)	(1,094)	—
Foreign exchange effect	254	215	(257)
Ending balance	5,684	6,181	15,730

Schedule of components of the deferred tax assets and liabilities

	At December 31,	At December 31,
	2017	2018
	$	$
Deferred tax assets:
Accrued warranty costs	17,945	9,424
Bad debt allowance	7,288	7,019
Investment in affiliates under tax equity transactions	24,859	—
Inventory write-down	3,283	1,723
Future deductible expenses	17,652	26,973
Depreciation and impairment difference of property, plant and equipment and solar power systems	13,333	19,647
Accrued liabilities related to countervailing and antidumping duty deposits	59,983	9,341
Deferred tax assets relating to sales of solar power systems	2,721	481
Net operating losses carry-forward	52,007	90,536
Unrealized foreign exchange loss and capital loss	3,888	9,471
Interest limitation	—	13,520
Others	17,912	13,947
Total deferred tax assets, gross	220,871	202,082
Valuation allowance	(65,399)	(76,522)
Total deferred tax assets, net of valuation allowance	155,472	125,560
Deferred tax liabilities:
Derivative assets	2,742	2,697
Depreciation difference of property, plant and equipment	243	1,212
Deferred profit of projects	—	4,108
Insurance recoverable	21,420	14,838
Others	4,833	17,316
Total deferred tax liabilities	29,238	40,171
Net deferred tax assets	126,234	85,389
Analysis as:
Non-current deferred tax assets	131,796	121,087
Non-current deferred tax liabilities	(5,562)	(35,698)
Net deferred tax assets	126,234	85,389

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Beginning balance	55,959	71,469	65,399
Additions (Reversals)	14,486	(5,361)	11,051
Foreign exchange effect	1,024	(709)	72
Ending balance	71,469	65,399	76,522

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2016	2017	2018
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(16)%	(18)%	(11)%
Effect of different tax rate on earnings in other jurisdictions	(18)%	(7)%	—%
Effect of tax holiday	(4)%	(2)%	(1)%
Unrecognized tax provision	4%	—%	4%
Change in valuation allowance	32%	(6)%	7%
Effect of change in tax rate	—%	39%	(3)%
Others	(3)%	(5)%	(3)%
	22%	28%	20%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2016	2017	2018
	(In Thousands of
	US Dollars, except
	per share data)
The aggregate amount	3,343	2,850	3,089
Per share—basic	0.06	0.05	0.05
Per share—diluted	0.06	0.05	0.05